Commitments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments and other	$ 293.9
Leases not commenced but committed	8.7
Software financing not commenced but committed	9.9
Total minimum lease payments	312.5
Future minimum payments receivable under non-cancelable sublease agreements	$ 46.0	$ 41.4
Future minimum payments receivable, term due	9 years
Sublease receivables	$ 21.5	$ 18.8
Less than 1 Year
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments and other	55.9
Leases not commenced but committed	0.9
Software financing not commenced but committed	2.2
Total minimum lease payments	59.0
1 to 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments and other	92.2
Leases not commenced but committed	2.7
Software financing not commenced but committed	4.4
Total minimum lease payments	99.3
After 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments and other	145.8
Leases not commenced but committed	5.1
Software financing not commenced but committed	3.3
Total minimum lease payments	$ 154.2